Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Cash flows from operating activities
Loss before tax	$ (1,868,292)	RM (7,626,369)	RM (4,887,093)	RM (1,832,106)
Adjustments for:
Depreciation of property, plant and equipment	297,888	1,215,978	1,224,441	1,245,651
Reversal of expected credit loss on trade receivable	(2,583)	(10,544)	(101,172)
Gain on disposal of plant and equipment	(13,492)	(55,073)
Interest expense	20,869	85,187	174,978	422,433
Interest income	(119,040)	(485,922)	(177,146)	(35,391)
Property, plant and equipment written off		1	34	5
Provision of slow-moving inventories	51,018	208,255	421,605	257,771
Inventories written off	4,902	20,011	13,651	34,048
Reversal of slow-moving inventories	(70,540)	(287,945)	(646)	(25,543)
Share of loss of associate	87,122	355,632
Unrealised foreign exchange gain	(27,579)	(112,579)
Fair value gain on warrant liabilities, net	(6,524,899)	(26,634,639)
Operating cash flows before working capital changes	(8,164,626)	(33,328,007)	(3,331,348)	66,868
Changes in working capital:
Inventories	13,624	55,619	140,505	3,699,221
Trade and other receivables	498,488	2,034,834	4,306,170	(4,353,076)
Trade and other payables	168,362	687,254	(3,184,063)	2,144,467
Cash generated from / (used in) operations	(7,484,152)	(30,550,300)	(2,068,736)	1,557,480
Income tax (paid) / refund	68,362	279,052	(40,554)	(112,164)
Net cash generated from / (used in) operating activities	(7,415,790)	(30,271,248)	(2,109,290)	1,445,316
Cash flows from investing activities
Investment in associate	(3,170,089)	(12,940,303)
Interest income	119,083	486,095	177,200	35,320
Short-term deposits pledged	2,097,837	8,563,369	(8,576,618)	(8,571)
Advances to associate	(6,218,518)	(25,383,991)
Purchase of plant and equipment	(184,664)	(753,797)	(240,850)	(581,327)
Proceeds from disposal of plant and equipment	81,045	330,823
Net cash used in investing activities	(7,275,306)	(29,697,804)	(8,640,268)	(554,578)
Cash flows from financing activities
Proceeds from initial public offering (including over-allotment option), net of offering expenses			27,487,123
Proceeds from issuance of Class A Ordinary Shares, Underlying Pre-Funded Warrants and Underlying Series B Warrants), net of offering expenses	15,521,803	63,360,000
Advances from a related party				3,206,402
Repayment of advance to a related party			(100,664)
Repayment of loans to related parties			(3,539,625)	(3,457,875)
Interest paid to related parties			(426,626)	(309,275)
Repayment of lease liabilities	(244,063)	(996,265)	(1,310,710)	(1,315,265)
Interest paid for lease liabilities	(20,869)	(85,187)	(36,561)	(73,861)
Net cash (used in) / generated from financing activities	15,256,871	62,278,548	22,072,937	(1,949,874)
Net change in cash and cash equivalents, and restricted cash	565,775	2,309,496	11,323,379	(1,059,136)
Cash and cash equivalents, and restricted cash at beginning of year	3,629,803	14,816,854	3,493,475	4,552,611
Effect of foreign exchange rate changes in cash and cash equivalents	304,588	1,243,329
Cash and cash equivalents, and restricted cash at end of year	$ 4,500,166	RM 18,369,679	RM 14,816,854	RM 3,493,475